Other Operating Income and (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Other Operating Income and (Expenses), Net

	2025	2024	2023
Strategic review of Greater China business	(7,547)	—	—
Impairment charges related to discontinued construction of certain production facilities	—	(24,134)	(172,588)
Other costs related to discontinued construction of certain production facilities	—	(525)	(28,972)
Impairment charges related to closure of production facility	—	(19,113)	—
Other costs related to closure of production facility	846	(22,998)	—
Legal settlement expenses	—	—	(9,250)
Exchange rate differences	(206)	(2,061)	(2,991)
Other	1,336	1,041	(851)
Other operating income and (expenses), net	(5,571)	(67,790)	(214,652)